Subsequent Events - Additional Information (Detail) - shares	Feb. 24, 2018	Feb. 28, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Maximum aggregate number of ordinary shares to be issued under Plan			53,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Total number of ordinary shares outstanding annual increase percentage	5.00%
Maximum aggregate number of ordinary shares to be issued under Plan		83,000,000